Debt Securities - Summary of Repurchases of Own Debt Securities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 ARS ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ARS ($)
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Book Value	$ 27,971,776		$ 25,771,621
Banco De Galicia Y Buenos Aires S.A.U. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value		$ 250,000
Issuance of Own Debt Securities Class Five Series Two [member] | Banco De Galicia Y Buenos Aires S.A.U. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value			5,000
Book Value			8,045
Issuance of Own Debt Securities Class Thirty Seven [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value	9,820		9,620
Book Value	54,569		160,679
Issuance Of Own Debt Securities Class Twenty Eight Series Two [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value			18,889
Book Value			29,280
Own debt securities repurchases [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Book Value			1,371,996
Own debt securities repurchases [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Book Value	750,698
Issuance of Own Debt Securities Class Eight [Member] | Banco De Galicia Y Buenos Aires S.A.U. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value			79,000
Book Value			124,085
Issuance of Own Debt Securities Class Forty Four [Member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value	70,000		235,000
Book Value	22,618		380,451
Issuance of Own Debt Securities Class Forty Five [Member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value			440,000
Book Value			$ 669,456
Issuance Of Own Debt Securities Class Forty six [Member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value	38,000
Book Value	39,698
Issuance Of Own Debt Securities Class Forty eight [Member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value	99,300
Book Value	102,788
Issuance Of Own Debt Securities Class Forty nine series one [Member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value	355,000
Book Value	371,688
Issuance Of Own Debt Securities Class Forty nine series two [Member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value	27,000
Book Value	28,420
Issuance Of Own Debt Securities Class fifty | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value	125,479
Book Value	$ 130,917